Derivative Instruments (Narrative) (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Trust's average net asset value	$ 445,000,000	$ 672,000,000	$ 603,000,000	$ 851,000,000	$ 866,000,000
Open interest rate futures, maturity	10 years	10 years	10 years	10 years	10 years
Concentration of credit risk	$ 24,218,238		$ 54,632,696	$ 32,236,730
Maximum [Member]
Derivative [Line Items]
Open interest rate futures, maturity	10 years	10 years